Quarterly Holdings Report
for
Fidelity® Puritan® Fund
November 30, 2022
PUR-NPRT1-0123
1.809105.118
Common Stocks - 62.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.8%
Entertainment - 1.5%
Activision Blizzard, Inc.	127,500	9,429
Electronic Arts, Inc.	77,801	10,175
LiveOne, Inc. (a)(b)(c)	6,719,608	4,569
Netflix, Inc. (a)	1,071,355	327,331
Sea Ltd. ADR (a)	628,200	36,668
Universal Music Group NV	1,083,915	25,776
Warner Music Group Corp. Class A	207,000	7,094
		421,042
Interactive Media & Services - 2.8%
Alphabet, Inc. Class C (a)	5,574,433	565,526
Meta Platforms, Inc. Class A (a)	1,491,494	176,145
Pinterest, Inc. Class A (a)	140,000	3,559
Zoominfo Technologies, Inc. (a)	216,980	6,206
		751,436
Media - 0.5%
Charter Communications, Inc. Class A (a)	319,041	124,838
Vice Holding, Inc. (a)(d)	1,498,461	0
		124,838
TOTAL COMMUNICATION SERVICES		1,297,316
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(d)(e)	4,168,198	89
Rivian Automotive, Inc.	178,744	5,727
		5,816
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	235,800	24,085
Caesars Entertainment, Inc. (a)	1,452,154	73,784
Chipotle Mexican Grill, Inc. (a)	22,167	36,065
Compass Group PLC	5,220,928	119,026
Domino's Pizza, Inc.	332,688	129,326
Hilton Worldwide Holdings, Inc.	986,440	140,686
Marriott International, Inc. Class A	666,940	110,279
McDonald's Corp.	51,100	13,940
Penn Entertainment, Inc. (a)	1,148,735	40,424
		687,615
Household Durables - 0.0%
Blu Investments LLC (a)(d)(e)	14,988,638	5
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	4,752,805	458,836
Lyft, Inc. (a)	3,304,312	37,074
Pinduoduo, Inc. ADR (a)	1,016,000	83,353
Revolve Group, Inc. (a)	216,739	5,726
Uber Technologies, Inc. (a)	10,482,900	305,472
		890,461
Multiline Retail - 0.8%
Dollar General Corp.	768,095	196,387
Dollar Tree, Inc. (a)	35,975	5,407
		201,794
Specialty Retail - 1.0%
Aritzia, Inc. (a)	106,930	4,068
TJX Companies, Inc.	3,322,943	266,002
		270,070
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	1,307,736	86,570
LVMH Moet Hennessy Louis Vuitton SE	144,912	112,456
Moncler SpA	103,094	5,374
On Holding AG (a)	53,501	1,039
Ralph Lauren Corp.	33,000	3,733
Tapestry, Inc.	891,164	33,659
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	31,639
		274,470
TOTAL CONSUMER DISCRETIONARY		2,330,231
CONSUMER STAPLES - 2.5%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	69,649	26,771
Constellation Brands, Inc. Class A (sub. vtg.)	270,614	69,643
Diageo PLC	3,601,808	166,339
Monster Beverage Corp. (a)	1,617,100	166,335
The Coca-Cola Co.	970,742	61,749
		490,837
Personal Products - 0.0%
L'Oreal SA (a)	10,418	3,913
Tobacco - 0.7%
Philip Morris International, Inc.	1,969,783	196,328
TOTAL CONSUMER STAPLES		691,078
ENERGY - 4.6%
Energy Equipment & Services - 2.0%
Baker Hughes Co. Class A	4,786,951	138,917
Halliburton Co. (g)	3,750,670	142,113
NOV, Inc.	3,283,518	73,748
Schlumberger Ltd. (g)	3,595,067	185,326
TechnipFMC PLC (a)	1,249,260	15,491
		555,595
Oil, Gas & Consumable Fuels - 2.6%
Denbury, Inc. (a)	179,002	16,067
Exxon Mobil Corp. (g)	4,315,364	480,473
Hess Corp.	801,755	115,381
Neste OYJ	211,300	10,907
Ovintiv, Inc.	131,100	7,310
Valero Energy Corp.	597,443	79,830
		709,968
TOTAL ENERGY		1,265,563
FINANCIALS - 8.2%
Banks - 4.4%
Bank of America Corp.	10,856,896	410,934
Huntington Bancshares, Inc.	3,754,648	58,122
JPMorgan Chase & Co.	2,311,100	319,348
M&T Bank Corp.	649,526	110,432
Starling Bank Ltd. Series D (a)(d)(e)	7,254,400	25,968
Wells Fargo & Co. (g)	5,382,861	258,108
		1,182,912
Capital Markets - 1.5%
Ares Management Corp.	146,519	11,486
BlackRock, Inc. Class A	90,000	64,440
Charles Schwab Corp.	312,353	25,782
Deutsche Borse AG	40,684	7,477
Intercontinental Exchange, Inc.	1,603,413	173,666
Morgan Stanley	598,800	55,730
Morningstar, Inc.	69,765	17,101
Raymond James Financial, Inc.	207,685	24,278
TulCo LLC (a)(d)(e)(f)	42,857	32,402
		412,362
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(d)(e)	2,623,697	4,250
Berkshire Hathaway, Inc. Class B (a)	273,081	87,004
New Moda LLC Class 1 (a)(d)	62,880	223
		91,477
Insurance - 2.0%
American Financial Group, Inc.	328,030	46,652
Arthur J. Gallagher & Co.	663,191	132,048
Chubb Ltd.	152,640	33,518
Globe Life, Inc.	213,681	25,633
Hartford Financial Services Group, Inc.	251,341	19,195
Marsh & McLennan Companies, Inc.	528,630	91,548
Progressive Corp.	78,892	10,426
The Travelers Companies, Inc.	1,044,401	198,238
		557,258
TOTAL FINANCIALS		2,244,009
HEALTH CARE - 11.3%
Biotechnology - 2.6%
Argenx SE ADR (a)	149,343	59,434
Gilead Sciences, Inc.	1,064,400	93,486
Legend Biotech Corp. ADR (a)	1,181,794	60,874
Nuvalent, Inc. Class A (a)	136,264	4,480
Prothena Corp. PLC (a)	157,773	9,862
Regeneron Pharmaceuticals, Inc. (a)(g)	352,897	265,273
Seagen, Inc. (a)	50,855	6,173
Vertex Pharmaceuticals, Inc. (a)	678,485	214,673
		714,255
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	3,135,490	141,944
Inspire Medical Systems, Inc. (a)	30,812	7,443
Intuitive Surgical, Inc. (a)	395,700	106,993
Stryker Corp.	249,150	58,274
		314,654
Health Care Providers & Services - 4.6%
agilon health, Inc. (a)	2,362,321	41,482
Cardinal Health, Inc.	697,949	55,955
Centene Corp. (a)	1,070,851	93,218
Cigna Corp.	648,128	213,163
Elevance Health, Inc.	83,700	44,605
Guardant Health, Inc. (a)	136,005	7,119
Humana, Inc.	236,937	130,292
UnitedHealth Group, Inc. (g)	1,205,353	660,244
		1,246,078
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	281,006	43,550
Danaher Corp.	338,285	92,491
Thermo Fisher Scientific, Inc.	115,279	64,582
		200,623
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	621,769	42,262
Eli Lilly & Co.	796,983	295,744
Merck & Co., Inc.	2,283,630	251,473
		589,479
TOTAL HEALTH CARE		3,065,089
INDUSTRIALS - 5.8%
Aerospace & Defense - 3.0%
Howmet Aerospace, Inc.	1,168,825	44,030
Lockheed Martin Corp.	689,257	334,421
Northrop Grumman Corp.	330,916	176,474
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	411,220	28,785
Class C (a)(d)(e)	56,070	3,925
The Boeing Co. (a)	1,279,507	228,878
		816,513
Airlines - 0.0%
Copa Holdings SA Class A (a)	60,300	5,284
Building Products - 0.3%
Builders FirstSource, Inc. (a)	255,400	16,328
Trane Technologies PLC	404,674	72,202
		88,530
Commercial Services & Supplies - 0.3%
Cintas Corp.	178,339	82,353
Copart, Inc. (a)	25,800	1,717
		84,070
Construction & Engineering - 0.4%
Fluor Corp. (a)	2,416,336	81,213
Quanta Services, Inc.	190,014	28,479
		109,692
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)	188,296	3,943
Eaton Corp. PLC	168,500	27,541
Fluence Energy, Inc. (a)(b)	181,533	3,119
Hubbell, Inc. Class B	49,297	12,524
Regal Rexnord Corp.	57,800	7,578
Sunrun, Inc. (a)	158,100	5,151
		59,856
Machinery - 0.8%
Caterpillar, Inc.	461,134	109,017
Cummins, Inc.	230,897	57,992
Deere & Co.	72,900	32,149
PACCAR, Inc.	63,100	6,683
		205,841
Professional Services - 0.1%
Equifax, Inc.	120,800	23,842
Road & Rail - 0.6%
Canadian Pacific Railway Ltd. (b)	2,000,107	163,829
Trading Companies & Distributors - 0.1%
Bunzl PLC	59,958	2,217
W.W. Grainger, Inc.	18,100	10,915
		13,132
TOTAL INDUSTRIALS		1,570,589
INFORMATION TECHNOLOGY - 14.3%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	589,831	47,440
IT Services - 3.7%
Accenture PLC Class A	734,507	221,035
Block, Inc. Class A (a)	657,500	44,559
MasterCard, Inc. Class A	1,253,480	446,740
PayPal Holdings, Inc. (a)	836,576	65,596
Toast, Inc. (a)(b)	2,444,846	44,887
Visa, Inc. Class A	769,582	166,999
X Holdings I, Inc. (d)(e)	17,243	7,566
		997,382
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	224,332	38,565
Enphase Energy, Inc. (a)	281,340	90,195
GlobalFoundries, Inc. (a)	1,247,606	80,283
Lam Research Corp.	113,165	53,457
Lattice Semiconductor Corp. (a)	293,400	21,368
Marvell Technology, Inc.	7,474,211	347,700
NVIDIA Corp.	993,343	168,103
onsemi (a)	2,044,393	153,738
		953,409
Software - 4.6%
Adobe, Inc. (a)	322,299	111,171
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	0
Autodesk, Inc. (a)	335,172	67,688
Dynatrace, Inc. (a)	399,933	15,497
Microsoft Corp. (g)	3,519,042	897,845
Oracle Corp.	30,000	2,491
Paycom Software, Inc. (a)	24,500	8,308
Salesforce.com, Inc. (a)	301,277	48,280
Synopsys, Inc. (a)	95,439	32,405
Tenable Holdings, Inc. (a)	101,504	3,875
Workday, Inc. Class A (a)(b)	351,352	58,992
		1,246,552
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	4,308,855	637,840
TOTAL INFORMATION TECHNOLOGY		3,882,623
MATERIALS - 1.6%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	91,800	28,473
Corteva, Inc.	125,466	8,426
Sherwin-Williams Co.	534,138	133,097
		169,996
Metals & Mining - 1.0%
First Quantum Minerals Ltd.	1,601,741	38,080
Franco-Nevada Corp.	37,947	5,543
Freeport-McMoRan, Inc.	1,229,700	48,942
Glencore PLC	2,434,045	16,610
Newmont Corp.	2,740,119	130,073
Nucor Corp.	233,151	34,961
		274,209
TOTAL MATERIALS		444,205
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co. Class A	170,826	17,107
SL Green Realty Corp. (b)	191,873	8,051
		25,158
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	120,776	14,043
NextEra Energy, Inc.	1,874,252	158,749
PG&E Corp. (a)	309,685	4,862
Southern Co.	789,580	53,407
		231,061
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	89,985	2,602
TOTAL UTILITIES		233,663
TOTAL COMMON STOCKS (Cost $12,180,672)		17,049,524

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	145,676	26,806
Reddit, Inc. Series E (a)(d)(e)	28,500	1,171
		27,977
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C(a)(d)(e)	1,881,874	19,308
Series D(a)(d)(e)	342,241	3,511
		22,819
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	8,512,822	230

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(d)(e)	51,921	36,345

TOTAL CONVERTIBLE PREFERRED STOCKS		87,371
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(d)(e)	38,589,900	826
Series 1D(a)(d)(e)	40,824,742	874
		1,700
TOTAL PREFERRED STOCKS (Cost $68,735)		89,071

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	1,371	1,180
4% 6/12/27 (d)(e)	354	305
(Cost $1,725)		1,485

Fixed-Income Funds - 36.8%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (i)	15,584,292	1,601,442
Fidelity Investment Grade Bond Central Fund (i)	86,174,936	8,402,056
TOTAL FIXED-INCOME FUNDS (Cost $11,098,879)		10,003,498

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (j)	89,380,042	89,398
Fidelity Securities Lending Cash Central Fund 3.86% (j)(k)	50,643,981	50,649
TOTAL MONEY MARKET FUNDS (Cost $140,047)		140,047

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $23,490,058)	27,283,625
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(93,709)
NET ASSETS - 100.0%	27,189,916

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Exxon Mobil Corp.	Chicago Board Options Exchange	15,025	167,288	125.00	02/17/23	(2,915)
Halliburton Co.	Chicago Board Options Exchange	17,626	66,785	42.00	01/20/23	(1,833)
Microsoft Corp.	Chicago Board Options Exchange	6,786	173,138	270.00	02/17/23	(5,666)
Regeneron Pharmaceuticals, Inc.	Chicago Board Options Exchange	970	72,915	795.00	01/20/23	(1,504)
Schlumberger Ltd.	Chicago Board Options Exchange	12,503	64,453	60.00	01/20/23	(881)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	3,975	217,735	560.00	01/20/23	(4,631)
Wells Fargo & Co.	Chicago Board Options Exchange	18,226	87,394	50.00	02/17/23	(3,153)

TOTAL WRITTEN OPTIONS						(20,583)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,185,000 or 0.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $849,708,000.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	10,000

Atom Tickets LLC	8/15/17	15,000

Blu Investments LLC	5/21/20	26

ByteDance Ltd. Series E1	11/18/20	15,962

Get Heal, Inc. Series B	11/07/16	2,597

Goop International Holdings, Inc. Series C	12/15/17	20,000

Goop International Holdings, Inc. Series D	6/21/19	5,000

Neutron Holdings, Inc.	2/04/21	42

Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056

Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354

Reddit, Inc. Series E	5/18/21	1,211

Space Exploration Technologies Corp. Class A	9/11/17	5,551

Space Exploration Technologies Corp. Class C	9/11/17	757

Space Exploration Technologies Corp. Series H	8/04/17	7,009

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909

Tory Burch LLC Class B	12/31/12 - 5/14/15	65,946

TulCo LLC	8/24/17 - 12/14/17	15,000

X Holdings I, Inc.	10/25/22	17,243

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	642,362	1,358,113	1,911,077	2,061	-	-	89,398	0.2%
Fidelity High Income Central Fund	1,577,613	26,425	258	26,426	14	(2,352)	1,601,442	84.1%
Fidelity Investment Grade Bond Central Fund	8,577,708	70,666	1,382	70,667	(4)	(244,932)	8,402,056	25.2%
Fidelity Securities Lending Cash Central Fund 3.86%	117,626	386,905	453,882	22	-	-	50,649	0.2%
Total	10,915,309	1,842,109	2,366,599	99,176	10	(247,284)	10,143,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	6,720	-	1	-	(2)	(2,148)	4,569
Total	6,720	-	1	-	(2)	(2,148)	4,569

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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